2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT

NOTE 10 – SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT

2020 Securities Purchase Agreement

In May 2020, the Company completed the 2020 Private Placement of the 2020 Debentures and the 2020 Warrant pursuant to the 2020 SPA. The Company sold and issued the First 2020 Debenture and granted the 2020 Warrant promptly after entering in the 2020 SPA. The Company sold and issued the Second 2020 Debenture promptly after filing the 2020 Registration Statement initially with the SEC. The Company sold and issued the Third 2020 Debenture promptly after the SEC declared the Registration Statement effective. The 2020 Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the Selling Stockholder, the Company’s subsidiaries, and the Company. Initially, the 2020 Debentures are convertible at the lower of (i) the fixed conversion price, which is $0.05 per share, subject to adjustment (the “2020 Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “2020 Market Conversion Price”). The 2020 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2020 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2020 Debentures. The 2020 Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the 2020 Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the 2020 Debentures or exercise of the 2020 Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The 2020 Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the Selling Stockholder converts the 2020 Debentures or otherwise accelerates the maturity date, as provided for in the 2020 Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the 2020 Debentures) are then satisfied, in shares of the Common Stock at the 2020 Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the 2020 Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the 2020 Fixed Conversion Price, initially $0.05 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium.

The 2020 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of the Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2020 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2020 Debentures.

Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file the Registration Statement with the SEC registering for resale the Conversion Shares and the Warrant Shares within 45 calendar days following the closing of the 2020 Private Placement. The Company also agreed, among other things, to indemnify the Selling Stockholder from certain liabilities and to pay all fees and expenses incurred by the Company in connection with the registration of the Conversion Shares and the Warrant Shares held by the Selling Stockholder.

Pursuant to the 2020 SPA, the purchase price for the First 2020 Debenture was $250,000, less $15,000 for origination fees, which consisted of the “original issue discount” of $10,000 and $5,000 as a structuring fee. On December 23, 2020, the Company converted $100,000 of the principal of, and $12,274 of accrued interest on, the First 2020 Debenture into 8,255,438 shares of the Company’s common stock. On January 25, 2021, the Company converted $150,000 of the principal of, and $1,118 of accrued interest on, the First 2020 Debenture into 7,094,732 shares of the Company’s common stock, see Note 11, equity transactions. At March 31, 2021, no balance remains on the principal balance of the First 2020 Debenture.

Pursuant to the 2020 SPA, the purchase price for the Second 2020 Debenture was $250,000, less $10,000 for origination fees, which consisted of the “original issue discount” of $10,000 fee. On January 25, 2021, the Company converted $100,000 of the principal of, and $10,410 of accrued interest on, the Second 2020 Debenture into 5,183,613 shares of the Company’s common stock. On February 19, 2021, the Company converted $150,000 of the principal of, and $855 of accrued interest on, the Second 2020 Debenture into 7,252,634 shares of the Company’s common stock see Note 11, equity transactions. At March 31, 2021, no balance remains on the principal balance of the First 2020 Debenture.

Pursuant to the 2020 SPA, the purchase price for the Third 2020 Debenture was $500,000, less $10,000 for origination fees, which consisted of the “original issue discount” of $10,000 fee. On January 12, 2021, the Company converted $200,000 of the principal of, and $1,425 of accrued interest on, the First 2020 Debenture into 10.887,819 shares of the Company’s common stock, see Note 11, equity transactions. At March 31, 2021, the principal balance of the Third 2020 Debenture is $300,000.

2021 Securities Purchase Agreement

In February 2021, the Company completed a private placement transaction (the “2021 Private Placement”) with the Selling Stockholder of two secured convertible debentures (the “2021 Debentures”), convertible for up to 154,958,678 shares (the “2021 Conversion Shares”) of Common Stock and granted a Warrant to purchase Common Stock (the “2021 Warrant”), exercisable for up to 50,000,000 shares of Common Stock (the “2021 Warrant Shares”), pursuant to that certain Securities Purchase Agreement between the Selling stockholder and the Company, dated as of February 10, 2021 (the “2021 SPA”). The Company sold and issued the initial 2021 Debenture (the “First 2021 Debenture”) and granted the 2021 Warrant promptly after entering in the 2021 SPA. The Company will sell and issue the second 2021 Debenture (the “Second 2021 Debenture”) promptly after the SEC declares effective the 2021 Registration Statement (as defined below). On May 5, 2021, the Company and the Selling Stockholder entered into a Limited Amendment Agreement, pursuant to which we agreed to a partial Second Closing, whereby the Selling Stockholder purchased a portion of the intended Second Convertible Debenture in the face amount of $200,000 for a purchase price of $192,000.

The 2021 Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the Selling Stockholder, the Company’s subsidiaries, and the Company. Initially, the 2021 Debentures are convertible at the lower of (i) the fixed conversion price, which is $0.03 per share, subject to adjustment (the “2021 Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “2021 Market Conversion Price”). The 2021 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2021 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2021 Debentures. The 2021 Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the 2021 Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the 2021 Debentures or exercise of the 2021 Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The 2021 Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the Selling Stockholder converts the 2021 Debentures or otherwise accelerates the maturity date, as provided for in the 2021 Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the 2021 Debentures) are then satisfied, in shares of the Common Stock at the 2021 Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the 2021 Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the 2021 Fixed Conversion Price, initially $0.03 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium.

The 2021 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2021 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2021 Debentures.

Pursuant to the 2021 SPA, the purchase price for the First 2021 Debenture was $900,000, less $41,000 for origination fees, which consisted of the “original issue discount” of $36,000 and $5,000 as a structuring fee. Pursuant to the 2021 SPA, the purchase price for the Second 2021 Debenture will be $600,000, less $24,000 as an “original issue discount.”

In connection with the 2021 Private Placement, the Company also granted the 2021 Warrant to purchase up to an aggregate of 50 million shares of the Common Stock. The 2021 Warrant has a three-year term and is immediately exercisable at an exercise price of $0.03 per share, subject to adjustment. If the Company fails to maintain an effective registration statement with the SEC covering the resale of the 2021 Warrant Shares, or if an Event of Default (as defined below) has occurred and is continuing, then the holder may exercise the 2021 Warrant on a “cashless” basis. “Event of Default” means an event of default under the 2021 SPA or the 2021 Debentures.

The 2021 Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if the Company issues shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the 2021 Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the exercise price of the 2021 Warrant.

The 2021 Warrant is subject to an “exercise blocker” such that the Selling Stockholder cannot exercise any portion of the 2021 Warrant that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the 2021 Warrant or conversion of the 2021 Debentures that had not then been exercised or converted, respectively). The Selling Stockholder can increase that 4.99% “exercise blocker” to 9.99% upon at least 65 days’ prior written notice to the Company.

Pursuant to the terms of the 2021 Registration Rights Agreement with the Selling Stockholder, the Company agreed to file a registration statement on Form S-1 (the “2021 Registration Statement”) with the SEC registering for resale the 2021 Conversion Shares and the 2021 Warrant Shares within 30 calendar days following the closing of the 2021 Private Placement. The Selling Stockholder has agreed to waive this 30-calendar-day provision for so long as the Company utilized its best efforts to file its Annual Report on Form 10-K for its fiscal year ended December 31, 2020, and promptly thereafter files the 2021 Registration Statement. Further, the Company agreed to use its best efforts to have the 2021 Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the 2021 Registration Statement will not be reviewed or is no longer subject to further review and comments. Pursuant to the 2021 Registration Rights Agreement, the Company is subject to partial liquidated damages equal to 2.0% of the aggregate purchase price paid by the holder pursuant to the 2021 SPA for either of the 2021 Debentures then held by the holder for failure to file the 2021 Registration Statement timely, failure to file with the SEC a request for acceleration in accordance with Rule 461 promulgated under the Securities Act, within five trading days after the date the Company is notified that the 2021 Registration Statement will not be reviewed or is not subject to further review, the 2021 Registration Statement is not declared effective by the effectiveness deadline, if after effectiveness, the 2021 Registration Statement ceases for any reason to remain continuously effective as required or if the holders are not permitted to utilize the prospectus therein to resell for more than 30 consecutive calendar days or more than an aggregate of 40 calendar days during any 12-month period, or if after the six-month anniversary of the 2021 Registration Rights Agreement, the Company does not have available adequate current public information as set forth in Rule 144(c). The parties agreed that the maximum aggregate liquidated damages payable to a holder of the 2021 Debentures under the 2021 Registration Rights Agreement is 24% of the aggregate purchase price paid by such holder pursuant to the 2021 SPA. The Company also agreed, among other things, to indemnify the Selling Stockholder from certain liabilities and to pay all fees and expenses incurred by the Company in connection with the registration of the 2021 Conversion Shares and the 2021 Warrant Shares held by the Selling Stockholder.

Pursuant to the 2021 SPA, the purchase price for the First 2021 Debenture was $900,000, less $41,000 for origination fees, which consisted of the “original issue discount” of $36,000 and $5,000 as a structuring fee. At March 31, 2021, the principal balance of the First 2021 Debenture is $900,000.

Derivative Liability

The 2020 and 2021 Debentures have been accounted for utilizing ASC 815. The Company has incurred a liability for the estimated fair value of the First 2020 Debenture. The estimated fair value of the 2020 Debentures has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in other income (expense). The Company identified embedded features in the 2020 and 2021 Debentures, which caused the 2020 and 2021 Debentures to be classified as a liability. These embedded features included the right for the holder to request for the Company to settle the amounts owed pursuant to the 2020 and 2021 Debentures to the holder by paying an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the 2020 and 2021 Debentures on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The derivative liabilities were valued using Black-Scholes pricing model with the following average assumptions:

March 31, 2021
Stock Price	$0.0327
Exercise Price	$0.0276
Expected Life	1
Volatility	99.5%
Dividend Yield	0%
Risk-Free Interest Rate	.06%

Fair Value	$627,018

The following table summarizes the changes in the Company’s assets and liabilities measured at fair value as of March 31, 2021:

	March 31, 2021	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Convertible promissory notes with embedded conversion option	$627,018		$627,018
Total	$627,018		$627,018

The following table sets forth a summary of change in fair value of the Company’s derivative liabilities for the year ended March 31, 2021:

Fair value, January 1, 2020	$—
Change in fair value of embedded conversion features of debenture included in earnings	—
Embedded conversion option liability recorded in connection with the issuance of 2020 debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of 2020 debentures	108,903
Fair value, September 30, 2020	$217,806
Change in fair value of embedded conversion features of debenture included in earnings	(69,051)
Embedded conversion option liability recorded in connection with the issuance of 2020 debentures	212,397
Fair value, December 31, 2020	$361,152
Change in fair value of embedded conversion features of debenture included in earnings	(202,443)
Embedded conversion option liability recorded in connection with the issuance of 2021 debentures	468,309
Fair value, March 31, 2021	$627,018

Warrant

The Company also granted the 2020 Warrant and the 2021 Warrant to purchase up to an aggregate of 20 million shares and 50 million shares of Common Stock, respectively. The 2020 Warrant and the 2021 Warrant each has a three-year term and each is immediately exercisable at an exercise price of $0.05 per share for the 2020 Warrant and $0.03 per share for the 2021 Warrant, each subject to adjustment. If the Company fails to maintain an effective registration statement with the SEC covering the resale of the 2020 Warrant Shares and the 2021 Warrant Shares, or if an Event of Default (as defined below) has occurred and is continuing, then the holder may exercise, respectively, the 2020 Warrant and the 2021 Warrant on a “cashless” basis. “Event of Default” means an event of default under the 2020 SPA and the 2021 SPA or the 2020 Debentures and the 2021 Debentures, respectively.

The 2020 Warrant and the 2021 Warrant, respectively, contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if the Company issues shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the 2020 Warrant and the 2021 Warrant, respectively. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the exercise price of the 2020 Warrant and the 2021 Warrant, respectively.

The 2020 Warrant and the 2021 Warrant, respectively, is subject to an “exercise blocker” such that the Selling Stockholder cannot exercise any portion, respectively, of the 2020 Warrant that and the 2021 Warrant would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable, respectively, upon exercise of the 2020 Warrant and the 2021 Warrant or conversion of the 2020 Debentures and the 2021 Debentures, respectively, that had not then been exercised or converted, respectively). The Selling Stockholder can increase that 4.99% “exercise blocker” to 9.99% upon at least 65 days’ prior written notice to the Company.

During the year ended December 31, 2020, the Company granted the 2020 Warrant that was immediately exercisable for up to 20,000,000 shares of Common Stock. During the three months ended March 31, 2021, the Company granted the 2021 Warrant that was immediately exercisable for up to 50,000,000 shares of Common Stock. The 2020 Warrant and the 2021 Warrant, respectively, was fully expensed as an interest expense related to the 2020 Warrant and the 2021 Warrant issued in connection with the consummation of the transactions contemplated by the 2020 SPA and 2021 SPA, respectively, and no liability was recorded as of March 31, 2021 and December 31, 2020, respectively.

NOTE 9 – 2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT

2020 Securities Purchase Agreement

In May 2020, the Company completed the 2020 Private Placement of the 2020 Debentures and the 2020 Warrant pursuant to the 2020 SPA. The Company sold and issued the First 2020 Debenture and granted the 2020 Warrant promptly after entering in the 2020 SPA. The Company sold and issued the Second 2020 Debenture promptly after filing the 2020 Registration Statement initially with the SEC. The Company sold and issued the Third 2020 Debenture promptly after the SEC declared the Registration Statement effective. The 2020 Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the Selling Stockholder, the Company’s subsidiaries, and the Company. Initially, the 2020 Debentures are convertible at the lower of (i) the fixed conversion price, which is $0.05 per share, subject to adjustment (the “2020 Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “2020 Market Conversion Price”). The 2020 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2020 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2020 Debentures. The 2020 Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the 2020 Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the 2020 Debentures or exercise of the 2020 Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The 2020 Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the Selling Stockholder converts the 2020 Debentures or otherwise accelerates the maturity date, as provided for in the 2020 Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the 2020 Debentures) are then satisfied, in shares of the Common Stock at the 2020 Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the 2020 Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the 2020 Fixed Conversion Price, initially $0.05 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium.

The 2020 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of the Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2020 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2020 Debentures.

Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file the Registration Statement with the SEC registering for resale the Conversion Shares and the Warrant Shares within 45 calendar days following the closing of the 2020 Private Placement. The Company also agreed, among other things, to indemnify the Selling Stockholder from certain liabilities and to pay all fees and expenses incurred by the Company in connection with the registration of the Conversion Shares and the Warrant Shares held by the Selling Stockholder.

Pursuant to the 2020 SPA, the purchase price for the First 2020 Debenture was $250,000, less $15,000 for origination fees, which consisted of the “original issue discount” of $10,000 and $5,000 as a structuring fee. On December 23, 2020, the Company converted $100,000 of the principal of, and $12,274 of accrued interest on, the First 2020 Debenture into 8,255,438 shares of the Company’s common stock, see Note 11, equity transactions. At December 31, 2020, the principal balance of the First 2020 Debenture is $150,000.

Pursuant to the 2020 SPA, the purchase price for the Second 2020 Debenture was $250,000, less $10,000 for origination fees, which consisted of the “original issue discount” of $10,000 fee. At December 31, 2020, the principal balance of the Second 2020 Debenture is $250,000.

Pursuant to the 2020 SPA, the purchase price for the Third 2020 Debenture was $500,000, less $20,000 for origination fees, which consisted of the “original issue discount” of $10,000 fee. At December 31, 2020, the principal balance of the Third 2020 Debenture is $500,000.

Derivative Liability

The 2020 Debentures have been accounted for utilizing ASC 815. The Company has incurred a liability for the estimated fair value of the First 2020 Debenture. The estimated fair value of the 2020 Debentures has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in other income (expense). The Company identified embedded features in the 2020 Debentures, which caused the 2020 Debentures to be classified as a liability. These embedded features included the right for the holder to request for the Company to settle the amounts owed pursuant to the 2020 Debentures to the holder by paying an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the 2020 Debentures on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The derivative liabilities were valued using Black-Scholes pricing model with the following average assumptions:

December 31, 2020
Stock Price	$0.0340
Exercise Price	$0.0332
Expected Life	1
Volatility	105%
Dividend Yield	0%
Risk-Free Interest Rate	2.30%

Fair Value	$361,152

The following table summarizes the changes in the Company’s assets and liabilities measured at fair value as of December 31, 2020:

	December 31, 2020	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Convertible promissory notes with embedded conversion option	$361,152		$361,152
Total	$361,152		$361,152

The following table sets forth a summary of change in fair value of the Company’s derivative liabilities for the year ended December 31, 2020:

Fair value, January 1, 2020	$-
Change in fair value of embedded conversion features of debenture included in earnings	-
Embedded conversion option liability recorded in connection with the issuance of debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of debentures	108,903
Fair value, September 30, 2020	$217,806
Change in fair value of embedded conversion features of debenture included in earnings	(69,051)
Embedded conversion option liability recorded in connection with the issuance of debentures	212,397
Fair value, December 31, 2020	$361,152

Warrant

The Company also granted the 2020 Warrant to purchase up to an aggregate of 20 million shares of the Common Stock. The 2020 Warrant has a three-year term and is immediately exercisable at an exercise price of $0.05 per share, subject to adjustment. If the Company fails to maintain an effective registration statement with the SEC covering the resale of the 2020 Warrant Shares, or if an Event of Default (as defined below) has occurred and is continuing, then the holder may exercise the 2020 Warrant on a “cashless” basis. “Event of Default” means an event of default under the 2020 SPA or the 2020 Debentures.

The 2020 Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if the Company issues shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the 2020 Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the exercise price of the 2020 Warrant.

The 2020 Warrant is subject to an “exercise blocker” such that the Selling Stockholder cannot exercise any portion of the 2020 Warrant that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the 2020 Warrant or conversion of the 2020 Debentures that had not then been exercised or converted, respectively). The Selling Stockholder can increase that 4.99% “exercise blocker” to 9.99% upon at least 65 days’ prior written notice to the Company.

During the year ended December 31, 2020, the Company granted the 2020 Warrant that was immediately exercisable for up to 20,000,000 shares of Common Stock. The 2020 Warrant was fully expensed as an interest expense related to the 2020 Warrant issued in connection with the consummation of the transactions contemplated by the 2020 SPA, and no liability was recorded as of December 31, 2020.